MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
MATERIAL ACCOUNTING POLICIES

4. MATERIAL ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements, and have been applied consistently by the Company and its subsidiaries.

Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

The Company has the following wholly owned subsidiaries:

Name of company	Ownership Percentage	Country of operation
Kolibri Energy Holdings Inc.	100%	United States
Kolibri Energy US Inc.	100%	United States
BNK Sedano Hidrocarburos, S.L.	100%	Spain
BNK Sedano Holdings B.V.	100%	Netherlands

Jointly owned operations and assets

Many of the Company’s oil and natural gas activities involve jointly owned assets. The consolidated financial statements include the Company’s share of these jointly owned assets and a proportionate share of the relevant revenue and related costs.

Transactions eliminated on consolidation

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency

Transactions in foreign currencies are translated to United States dollars at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to United States dollars at the period end exchange rate. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Foreign currency differences arising on translation are recognized in finance income or expense in the statement of operations.

Financial instruments

Non-derivative financial instruments

Non-derivative financial instruments comprise accounts receivable and other receivables, cash and cash equivalents, loans and borrowings and accounts payable and other payables and lease liabilities. Non-derivative financial instruments are recognized when the Company becomes a party to the contractual provisions of the instruments. The Company classifies its non-derivative financial instruments into one of the following categories, depending on the purpose for which the instrument was acquired: amortized cost, fair value through other comprehensive income or fair value through profit or loss. Instruments at amortized cost are initially recognized at fair value plus transaction cost that are directly attributable to their acquisition or issue, the other categories are initially measured at fair value Subsequent to initial recognition, non-derivative financial instruments are measured as described below.

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks, other short-term highly liquid investments with original maturities of three months or less. Bank overdrafts that are repayable on demand and form an integral part of the Company’s cash management, whereby management has the ability and intent to net bank overdrafts against cash, are included as a component of cash and cash equivalents for the purpose of the statement of cash flows. The Company has designated cash and cash equivalents at amortized cost. There were no cash equivalents at December 31, 2024 and 2023.

Financial assets at fair value through profit or loss

The Company has the option to record financial instruments at fair value and recognize the change in fair value subsequent to initial recognition into the statement of operations. This option must be designated at the time that the financial asset is initially recognized by the Company. The Company only makes this designation if it has a documented risk management and investment strategy that it uses to make purchase and sale decisions regarding the financial assets. If the Company chooses this option, attributable transaction costs related to the financial instruments are recognized in the statement of operations when incurred.

Other

Other non-derivative financial instruments, such as accounts receivable and other receivables, loans and borrowings, accounts payable and other payables and lease liabilities, are measured at amortized cost using the effective interest method, less any impairment losses.

Derivative financial instruments

The Company has entered into certain financial derivative contracts in order to reduce its exposure to market risks from fluctuations in commodity prices. These instruments are not used for trading or speculative purposes. The Company has not designated its financial derivative contracts as accounting hedges, and thus has not applied hedge accounting, even though the Company considers all commodity contracts to be economic hedges. As a result, all financial derivative contracts are classified at fair value through profit or loss and are recorded on the statement of financial position at fair value. Transaction costs are recognized in profit or loss when incurred.

Share capital

Common shares

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Treasury shares

Treasury shares are recognized at their acquisition cost and presented as a deduction from equity. All treasury shares are cancelled after they are repurchased.

Property, plant and equipment

Recognition and measurement

Development and production assets

Items of property, plant and equipment, which include development and production assets, are measured at cost less accumulated depletion and depreciation and accumulated impairment write-offs. Costs that are capitalized include drilling and completion costs, facilities and flowlines and lease and well equipment. Development and production assets are grouped into CGUs for impairment testing, net of reversals. The Company has grouped its development and production assets into a single CGU. When significant parts of an item of property, plant and equipment, which included development and production assets, have different useful lives, they are accounted for as separate items (major components).

Gains and losses on disposal of an item of property, plant and equipment, including development and production assets, are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized net in the statement of operations.

Subsequent costs

Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of property, plant and equipment are recognized as development and production assets only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred. Such capitalized development and production assets generally represent costs incurred in developing proved and probable oil and gas reserves and bringing in or enhancing production from such proved and probable oil and gas reserves, and are accumulated on a field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

Depletion and depreciation

The Company depletes its net carrying value of development and production assets using the unit-of-production method by reference to the ratio of production in the period to the related proved and probable oil and gas reserves, taking into account estimated forecasted future development costs necessary to bring those reserves into production. Forecasted future development costs are determined taking into account the level of development required to produce the proved and probable oil and gas reserves and are estimated by independent third-party reserve evaluators at least annually.

Proved and probable oil and gas reserves are estimated using independent third-party reserve evaluators reports and represent the estimated quantities of crude oil, natural gas and natural gas liquids which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially producible.

For other assets, depreciation is recognized in the statement of operations on a declining balance basis over the estimated useful lives of each part of an item of property, plant and equipment.

The estimated useful lives for other assets for the current and comparative years are as follows:

●	Office equipment - 3 years
●	Furniture and fixtures - 3 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date.

Leases

The Company accounts for a contract, or a portion of a contract, as a lease when it conveys the right to use an asset for a period of time in exchange for consideration. Leases are those contracts that satisfy the following criteria: (a) There is an identified asset; (b) The Company obtains substantially all of the economic benefits from use of the asset; and (c) The Company has the right to direct use of the asset.

Leases are recognized as a right of use asset and a corresponding lease liability at the date at which the leased asset is available for use by the Company except for leases of low value assets and leases with a duration of 12 months or less. The cost of right of use assets includes the amount of lease liabilities recognized and initial direct costs incurred less any lease incentives received. The right of use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

The lease liability is measured at the present value of lease payments to be made over the lease term, discounted using the Company’s incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily available. Each lease payment is allocated between the repayment of the principal portion of lease liability and the interest portion, which is recorded in accretion expense. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement.

Subsequent to initial measurement, lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease or over the remaining economic life of the asset if, rarely, this is judged to be shorter than the lease term.

Impairment

Financial assets

A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

The Company recognizes loss allowances for expected credit losses on its financial assets measured at amortized cost. The loss allowance is calculated at an amount equal to expected lifetime expected credit losses.

Individually significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed collectively in groups that share similar credit risk characteristics.

All impairment losses are recognized in the statement of operations.

An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. For financial assets measured at amortized cost the reversal is recognized in the statement of operations.

Non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there are any external or internal indicators of impairment or impairment reversal. If any such indicators of impairment or impairment reversal exist, the Company performs an impairment test to estimate the asset’s or CGU’s recoverable amount.

For the purpose of impairment testing, development and production assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (CGUs). The estimated recoverable amount of an asset or a CGU is the greater of its value in use and its fair value less costs to sell. At December 31, 2024 and 2023, the Company has only one CGU, the Tishomingo field in Oklahoma.

In assessing value in use, the estimated recoverable amount is determined based on estimated proved and probable oil and gas reserves and the related cash flows that are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. The estimated proved and probable oil and gas reserves and the related cash flows are estimated by the Company’s independent third-party reserve evaluators.

Fair value less cost to sell is determined as the amount that would be obtained from the sale of a CGU in an arm’s length transaction between knowledgeable and willing parties. The fair value less cost to sell of oil and gas assets is generally determined as the net present value of the estimated future cash flows expected to arise from the continued use of the CGU, including any expansion prospects, and its eventual disposal, using assumptions that an independent market participant may take into account. These cash flows are discounted by an appropriate discount rate which would be applied by such a market participant to arrive at a net present value of the CGU.

An impairment charge is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment charges, if any, are recognized on the statement of operations.

Impairment charges, other than those related to goodwill, recognized in prior years are assessed at each reporting date for any indications that the historic charge has decreased or no longer exists. An impairment charge is reversed if there has been a change in the estimates used to determine the estimated recoverable amount. An impairment charge is reversed when the recoverable amount exceeds the carrying amount and only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depletion and depreciation or amortization, if no impairment charge had been recognized.

Share based payments

The grant date fair value of options and restricted stock units (RSUs) granted to employees are recognized as compensation expense with a corresponding increase in contributed surplus over the vesting period. The Company capitalizes a portion of share based compensation that is directly attributable to development activities. When share options are exercised, the previously recognized value in contributed surplus is recorded as an increase to share capital. A forfeiture rate is estimated on the grant date and is adjusted to reflect the actual number of options that vest.

Provisions

The Company recognizes provisions for liabilities of uncertain timing or amount. A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Provisions are not recognized for future operating losses.

Asset retirement obligations (ARO)

The Company’s activities give rise to dismantling, decommissioning and site disturbance re-mediation activities. Provision is made for the estimated cost of site restoration and capitalized in the relevant asset category.

Asset retirement obligations are measured at the present value, using a credit adjusted risk free rate, of management’s best estimate of expenditure required to settle the present obligation at the balance sheet date. Subsequent to the initial measurement, the obligation is adjusted at the end of each period to reflect the passage of time and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as finance costs in the statement of operations whereas increases/decreases due to changes in the estimated future cash flows and changes in the discount rate are capitalized. Actual costs incurred upon settlement of the asset retirement obligations are charged against the provision to the extent the provision was established.

Revenue

Revenue is recognized when the performance obligations are satisfied and revenue can be reliably measured. Revenue is measured at the consideration specified in the contracts and represents amounts receivable for goods or services provided in the normal course of business, net of discounts, customs duties and sales taxes. All revenue is based on variable prices. Performance obligations associated with the sale of crude oil, natural gas, and natural gas liquids are satisfied at the point in time when the products are delivered to and title passes to the customer. Performance obligations associated with processing services, transportation, and marketing services are satisfied at the point in time when the services are provided.

Finance income and expense

Finance expense comprises interest expense on borrowings, accretion of the discount on ARO, foreign exchange losses and unrealized losses on financial assets. Finance income comprises interest income, realized and unrealized gains on financial assets and foreign exchange gains.

Interest income is recognized as it accrues in the statement of operations, using the effective interest method.

Foreign currency gains and losses, change in the value of financial commodity contracts reported under finance income and expenses, are reported on a net basis.

Income tax

Income tax expense comprises current and deferred tax. Income tax expense is recognized in the statement of operations except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings per share

Basic earnings per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of dilutive instruments such as options and restricted stock units granted to employees.